Stockholder's Equity (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 15, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Shares Authorized		100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.00001		$ 0.00001	$ 0.00001
Stock Issued During Period, Shares, New Issues	30,000,000
Sale of Stock, Price Per Share	$ 0.005
Proceeds from Issuance of Common Stock	$ 150,000	$ 0	$ 150,000	$ 150,000	$ 0